Acquisitions & Divestitures - Divestitures (Details) $ in Millions		3 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) entity	Dec. 31, 2020 USD ($) entity	Dec. 31, 2019 USD ($) entity
Divestitures
Number of divestitures | entity				0
Select Standalone Software Products
Divestitures
Consideration	$ 1,775
Contingent consideration included in total	150
Cash consideration received	812	$ 812
Contingent consideration received			$ 140
Cash payments by IBM for deferred revenue earned and received post divestiture			38	$ 288	$ 174
Pre-tax gain on sale of business				$ 43	626
Select Marketing Platform and Commerce Offerings
Divestitures
Pre-tax gain on sale of business			$ 79
Select Marketing Platform and Commerce Offerings | U.S.
Divestitures
Contingent consideration received	240
Remaining consideration to be received	$ 150
Period after closing for receipt of remaining consideration	36 months
Sales Performance Management Offerings
Divestitures
Cash consideration received					230
Pre-tax gain on sale of business					$ 136
Other divestitures
Divestitures
Number of divestitures | entity			1
Software
Divestitures
Number of divestitures | entity			2
Financing, Consulting and Other
Divestitures
Number of divestitures | entity					3